Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill
12.	Goodwill

	As of December 31, 2023		Additions	Disposals	As of December 31, 2024

Cost	Ps.	1,599,718	-	-	1,599,718

	As of December 31, 2022		Additions	Disposals	As of December 31, 2023

Cost	Ps.	1,599,718	-	-	1,599,718

	As of January 1, 2022		Additions	Disposals	As of December 31, 2022

Cost	Ps.	371,075	1,251,277	(22,634)	1,599,718

Goodwill and indefinite-lived intangible assets are allocated to those cash-generating units or group of cash-generating units that are expected to benefit from the synergies of the related business combination, and these represent the lowest level within the Group at which management monitors goodwill. The level of cash-generating units or group of cash-generating units is based on management’s monitoring of the operating business.

The Group’s goodwill balances were allocated as follows:

	As of December 31:
	2024		2023	2022

Betterware	Ps.	348,441	348,441	348,441
Jafra Mexico		1,250,132	1,250,132	1,250,132
Finayo		1,145	1,145	1,145
Total	Ps.	1,599,718	1,599,718	1,599,718

The Betterware’s goodwill, corresponds to the resulting excess between the consideration given and the fair values of the net assets acquired on the acquisition date by Betterware Latinoamerica Holding México, S.A. de C.V. (BLHM) and Strevo Holding, S.A. de C.V.

During the 2022 period, GuruComm and Innova Catálogos ceased to belong to the Group in the months of March and November, respectively, therefore, the goodwill is shown as disposals for Ps.22,634 in that year.

On March 25, 2022, Betterware and Programa Lazos, S.A. de C.V., acquired 2% and 98%, respectively, of the participation in shares of Finayo, S.A.P.I. de C.V. SOFOM ENR. The Group recorded a goodwill of Ps.1,145 corresponding to the excess of the consideration paid and the fair values of the net assets acquired for the acquisition of 100% of Finayo. In June 2023, the percentage of participation in Finayo was modified as follow: an increase in Betterware from 2% to 99.05% and a decrease in Programa Lazos from 98% to 0.95%.

On April 7, 2022, Betterware acquired 100% of Jafra in Mexico and the United States, along with its trademarks “Jafra”; the total cash agreed amounted to Ps.5,044,371 (see note 11). The addition to goodwill for Ps.1,250,132 corresponds to the excess of the consideration paid and the fair values of the net assets acquired for the acquisition of 100% of Jafra Cosmetics International S.A. de C.V., Jafra México Holding B.V. and Jafra Cosmetics International Inc.

Impairment tests

Cash-generating units were goodwill is allocated and indefinite-lived intangible assets are tested for impairment at least annually. All other individual assets or cash-generating units are tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The recoverable value of CGUs or group of CGUs was based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was classified as Level 3 fair value based on the inputs to the valuation technique used.

The values assigned to the key assumptions represent the administration’s assessment of future trends in relevant industries and are based on historical data from external and internal sources.

As of December 31, 2024, 2023 and 2022, the estimated recoverable amount of the group of CGUs exceeded it carrying amount.

The key assumptions used in the estimation of the recoverable amount are set out below:

	2024		2023		2022
In percentages	Betterware	Jafra México	Betterware	Jafra México	Betterware	Jafra México
Discount rate	12.4	15.1	14.7	16.7	10.0	9.1
Average revenue growth rate	4.6	14.5	5.0	9.0	2.3	8.1
Terminal value growth rate	3.7	3.0	3.3	3.3	0.0	2.0
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	22.2	20.6	27.5	19.0	30.0	15.3

The discount rate was based on the historical industry average, weighted-average cost of capital and a market interest rate.

The average revenue growth rate is derived from management plans that are in line with industry behavior.

The cash flow projections included specific estimates for 5 years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make. For Betterware, a terminal growth rate of 1.0% was used to corroborate that even then there would be no impairment of the assets.

Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.

There are no reasonably possible changes in any of the key assumptions that would result in potential impairment, for the next twelve months.